AQR FUNDS

Supplement dated July 1, 2022 (“Supplement”)

to the Class N, I, and R6 Prospectus dated January 29, 2022 (“Prospectus”),

of the AQR Emerging Multi-Style II Fund (the “Fund”)

This Supplement updates certain information contained in the Prospectus. Please review this important information carefully. You may obtain copies of a Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective July 1, 2022, the section entitled “Fees and Expenses of the Fund” on page 18 of the Prospectus, with respect to the AQR Emerging Multi-Style II Fund, is hereby deleted in its entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class R6
Management Fee[1,2]	0.50%	0.50%	0.50%
Distribution (12b-1) Fee	0.25%	None	None
Other Expenses	0.23%	0.23%	0.14%
Acquired Fund Fees and Expenses[3]	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses[2]	0.99%	0.74%	0.65%
Less: Expense Reimbursements[4]	0.03%	0.03%	0.04%

Total Annual Fund Operating Expenses after Expense Reimbursements[2]	0.96%	0.71%	0.61%

1    The Management Fee has been restated to reflect current fees. Effective July 1, 2022, the Fund’s Management Fee was reduced from 0.55% to 0.50%.

2    The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Expense Reimbursements do not correlate to the Ratio to Average Net Assets of Expenses, Before Reimbursements and/or Waivers given in the Fund’s most recent annual report which does not include the restatement of the Management Fee.

3    Acquired Fund Fees and Expenses reflect the expenses incurred indirectly by the Fund as a result of the Fund’s investments in underlying money market mutual funds, exchange-traded funds or other pooled investment vehicles.

4    The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.20% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b-1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through January 28, 2024. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non-Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty-six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through January 28, 2024, as discussed in Footnote No. 4 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$98	$311	$543	$1,209
Class I Shares	$73	$232	$407	$914
Class R6 Shares	$62	$202	$356	$805

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2021, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Effective July 1, 2022, the first paragraph in the section entitled “Advisory Agreement” beginning on page 99 of the Prospectus, and the table immediately following it, are hereby deleted in their entirety and replaced with the following:

For serving as investment adviser, the Adviser is entitled to receive an advisory fee from each Fund, as reflected below and expressed as a percentage of average daily net assets.

Fund
AQR Large Cap Multi-Style Fund	0.25%
AQR Small Cap Multi-Style Fund	0.45%
AQR International Multi-Style Fund	0.40%
AQR Emerging Multi-Style II Fund[1]	0.50%
AQR Large Cap Momentum Style Fund	0.25%
AQR Small Cap Momentum Style Fund	0.45%
AQR International Momentum Style Fund	0.40%
AQR Large Cap Defensive Style Fund	0.25%
AQR International Defensive Style Fund	0.40%
AQR Global Equity Fund	0.60%
AQR International Equity Fund	0.65%

1 Effective July 1, 2022, the Fund’s Management Fee was reduced by 0.05% to 0.50%.

Effective July 1, 2022, the first paragraph in the section entitled “Expense Limitation Agreement” beginning on page 100 of the Prospectus, and the table immediately following it, are hereby deleted in their entirety and replaced with the following:

The Adviser has contractually agreed to reimburse operating expenses of Class N, Class I and Class R6 Shares of the Funds (the “Expense Limitation Agreement”) in an amount sufficient to limit the other operating expenses of a class, exclusive of certain expenses, at no more than the set percentages as described in each Fund’s current prospectus. These percentages are as follows:

Fund	Class N Shares	Class I Shares	Class R6 Shares
AQR Large Cap Multi-Style Fund	0.15%	0.15%	0.05%
AQR Small Cap Multi-Style Fund	0.15%	0.15%	0.05%
AQR International Multi-Style Fund	0.15%	0.15%	0.05%
AQR Emerging Multi-Style II Fund	0.20%	0.20%	0.10%
AQR Large Cap Momentum Style Fund	0.15%	0.15%	0.05%
AQR Small Cap Momentum Style Fund	0.15%	0.15%	0.05%
AQR International Momentum Style Fund	0.15%	0.15%	0.05%
AQR Large Cap Defensive Style Fund	0.15%	0.15%	0.05%
AQR International Defensive Style Fund	0.15%	0.15%	0.05%
AQR Global Equity Fund	0.20%	0.20%	0.10%
AQR International Equity Fund	0.20%	0.20%	0.10%

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

AQR FUNDS

Supplement dated July 1, 2022 (“Supplement”)

to the Statement of Additional Information, dated January 29, 2022, (“SAI”),

of the AQR Emerging Multi-Style II Fund (the “Fund”)

This Supplement updates certain information contained in the SAI. Please review this important information carefully. You may obtain copies of a Fund’s Summary Prospectus, Prospectus, and SAI free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective July 1, 2022, the first table in the section entitled “Investment Adviser” starting on page 33 of the SAI, and the paragraph immediately preceding it, are hereby deleted in their entirety and replaced with the following:

Under the Advisory Agreements, the Funds pay the Adviser a management fee on a monthly basis in an amount equal to the following amounts annually of the average daily net assets of each of the Funds:

Fund	Management Fee

AQR Large Cap Multi-Style Fund	0.25%

AQR Small Cap Multi-Style Fund	0.45%

AQR International Multi-Style Fund	0.40%

AQR Emerging Multi-Style II Fund[1]	0.50%

AQR Large Cap Momentum Style Fund	0.25%

AQR Small Cap Momentum Style Fund	0.45%

AQR International Momentum Style Fund	0.40%

AQR Large Cap Defensive Style Fund	0.25%

AQR International Defensive Style Fund	0.40%

AQR Global Equity Fund	0.60%

AQR International Equity Fund	0.65%

[1] Effective July 1, 2022, the Fund’s Management Fee was reduced by 0.05% to 0.50%.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE